Multi-Manager High Yield Bond Fund Expense Example - Multi-Manager High Yield Bond Fund - Class P Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	$ 161